19. Intangible Assets (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 6,452,824
Effect of acquisition of control of Costa Oeste and Marumbi	66,775
Loss on disposal	(28,742)	R$ (42,740)	R$ (47,434)
Intangible assets, beginning	6,029,097	6,452,824
Distribution concession agreement in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	7,907,965	7,537,158
Acquisitions		0
Customers contributions		628
Provision for claims added to the cost of the works		0
Transfers to contract assets	0	0
Transfers from contract assets	775,701
Capitalizations for intangible in service		822,472
Amortization of quotas - concession and authorization	431,963	(411,575)
Amortization of quotas - PIS/Pasep and Cofins credits	10,813	(11,014)
Loss on disposal	28,098	29,704
Intangible assets, beginning	8,212,792	7,907,965	7,537,158
Distribution concession agreement in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	714,446	849,715
Acquisitions		757,709
Customers contributions		0
Provision for claims added to the cost of the works		(1,587)
Transfers to contract assets	714,446	(56,853)
Transfers from contract assets	0
Capitalizations for intangible in service		(822,472)
Amortization of quotas - concession and authorization	0	0
Amortization of quotas - PIS/Pasep and Cofins credits	0	0
Loss on disposal	0	12,066
Intangible assets, beginning	0	714,446	849,715
Distribution concession agreement special liabilities in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(2,845,438)	(2,845,024)
Acquisitions		0
Customers contributions		(579)
Provision for claims added to the cost of the works		0
Transfers to contract assets	0	0
Transfers from contract assets	107,679
Capitalizations for intangible in service		(128,351)
Amortization of quotas - concession and authorization	130,388	125,740
Amortization of quotas - PIS/Pasep and Cofins credits	0	0
Loss on disposal	0	(2,776)
Intangible assets, beginning	2,822,729	(2,845,438)	(2,845,024)
Distribution concession agreement special liabilities in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(26,100)	(28,468)
Acquisitions		0
Customers contributions		(125,983)
Provision for claims added to the cost of the works		0
Transfers to contract assets	26,100	0
Transfers from contract assets	0
Capitalizations for intangible in service		128,351
Amortization of quotas - concession and authorization	0	0
Amortization of quotas - PIS/Pasep and Cofins credits	0	0
Loss on disposal	0	0
Intangible assets, beginning	0	(26,100)	(28,468)
Distribution concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	5,750,873	5,513,381
Acquisitions		757,709
Customers contributions		(125,934)
Provision for claims added to the cost of the works		(1,587)
Transfers to contract assets	688,346	(56,853)
Transfers from contract assets	668,022
Capitalizations for intangible in service		0
Amortization of quotas - concession and authorization	301,575	(285,835)
Amortization of quotas - PIS/Pasep and Cofins credits	10,813	(11,014)
Loss on disposal	28,098	38,994
Intangible assets, beginning	5,390,063	5,750,873	5,513,381
Generation concession agreement in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	236,443	254,280
ANEEL grant - use of public property	0	0
Business combination (Note 1.2)	0
Capitalizations for intangible in service	7,279
Amortization of quotas - concession and authorization	17,311	(17,837)
Transfers to/from property, plant and equipment		0
Intangible assets, beginning	226,411	236,443	254,280
Generation concession agreement in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	6,977	6,299
ANEEL grant - use of public property	302	678
Business combination (Note 1.2)	0
Capitalizations for intangible in service	7,279
Amortization of quotas - concession and authorization	0	0
Transfers to/from property, plant and equipment		0
Intangible assets, beginning	0	6,977	6,299
Generation concession agreement concession authorization rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	375,801	403,133
ANEEL grant - use of public property	0	0
Business combination (Note 1.2)	4,845
Capitalizations for intangible in service	0
Amortization of quotas - concession and authorization	13,205	(13,139)
Transfers to/from property, plant and equipment		(14,193)
Intangible assets, beginning	367,441	375,801	403,133
Generation concession agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	619,221	663,712
ANEEL grant - use of public property	302	678
Business combination (Note 1.2)	4,845
Capitalizations for intangible in service	0
Amortization of quotas - concession and authorization	30,516	(30,976)
Transfers to/from property, plant and equipment		(14,193)
Intangible assets, beginning	593,852	619,221	663,712
Gas distribution in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	24,417	198,271
Acquisitions		0
Transfers to contract assets	0	(154,908)
Transfers from contract assets	2,042
Capitalizations for intangible in service	(22,759)	10,011
Amortization of quotas - concession and authorization		(28,753)
Loss on disposal	(81)	204
Intangible assets, beginning	3,619	24,417	198,271
Gas distribution in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	19,471	238,509
Acquisitions		13,745
Transfers to contract assets	(19,471)	(24,501)
Transfers from contract assets	0
Capitalizations for intangible in service	0	(10,011)
Amortization of quotas - concession and authorization		0
Loss on disposal	0	0
Intangible assets, beginning	0	19,471	238,509
Gas distribution
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	43,888	40,238
Acquisitions		13,745
Transfers to contract assets	(19,471)	(179,409)
Transfers from contract assets	2,042
Capitalizations for intangible in service	(22,759)	0
Amortization of quotas - concession and authorization		(28,753)
Loss on disposal	(81)	204
Intangible assets, beginning	3,619	43,888	40,238
Other in service
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	22,693	25,725
Effect of acquisition of control of Costa Oeste and Marumbi	0
Acquisitions	0	0
Capitalizations for intangible in service	9,448	5,744
Amortization of quotas - concession and authorization	6,410	(8,809)
Amortization of quotas - PIS/Pasep and Cofins credits	23	(54)
Transfers to/from property, plant and equipment	112	105
Loss on disposal	190	18
Intangible assets, beginning	25,630	22,693	25,725
Other in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	16,149	18,485
Effect of acquisition of control of Costa Oeste and Marumbi	37
Acquisitions	7,589	6,932
Capitalizations for intangible in service	9,448	(5,744)
Amortization of quotas - concession and authorization	0	0
Amortization of quotas - PIS/Pasep and Cofins credits	0	0
Transfers to/from property, plant and equipment	1,979	0
Loss on disposal	373	3,524
Intangible assets, beginning	15,933	16,149	18,485
Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	38,842	44,210
Effect of acquisition of control of Costa Oeste and Marumbi	37
Acquisitions	7,589	6,932
Capitalizations for intangible in service	0	0
Amortization of quotas - concession and authorization	6,410	(8,809)
Amortization of quotas - PIS/Pasep and Cofins credits	23	(54)
Transfers to/from property, plant and equipment	2,091	105
Loss on disposal	563	3,542
Intangible assets, beginning	R$ 41,563	R$ 38,842	R$ 44,210